Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (3,594,261)	$ 1,878,786	$ 939,309
Other comprehensive (loss)income:
Foreign currency translation (loss) gain	(189,873)	(957,379)	166,625
Comprehensive (loss) income	(3,784,134)	921,407	1,105,934
Comprehensive (loss) income attributable to the non- controlling interest	6,485	(213,031)	(39,920)
Comprehensive (loss) income attributable to the Company	$ (3,777,649)	$ 708,376	$ 1,066,014